Consolidated balance sheet - GBP (£) £ in Millions		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Assets [abstract]
Cash and balances at central banks		£ 171,082		£ 102,353		£ 49,711
Items in course of collection from other banks		2,153		1,467		1,011
Trading portfolio assets		113,760		80,240		77,348
Financial assets designated at fair value		116,281		78,608		76,830
Derivative financial instruments		237,669		346,626		327,709
Financial investments		58,916		63,317		90,267
Loans and advances to banks		35,663		43,251		41,349
Loans and advances to customers		365,552		392,784		399,217
Reverse repurchase agreements and other similar secured lending		12,546		13,454		28,187
Prepayments, accrued income and other assets		2,389		2,893		3,010
Investments in associates and joint ventures		718		684		573
Property, plant and equipment		2,572		2,825		3,468
Goodwill and intangible assets		7,849		7,726		8,222
Current tax assets		482		561		415
Deferred tax assets		3,457		4,869		4,495
Retirement benefit assets		966		14		836
Assets included in disposal groups classified as held for sale		1,193	[1]	71,454		7,364
Other assets	[2]			89,821
Total Assets		1,133,248		1,213,126	[3]	1,120,000	[4]
Liabilities [abstract]
Deposits from banks		37,723		48,214		47,080
Items in the course of collection due to other banks		446		636		1,013
Customer accounts		429,121		423,178		418,242
Repurchase agreements and other similar secured borrowing		40,338		19,760		25,035
Trading portfolio liabilities		37,351		34,687		33,967
Financial liabilities designated at fair value		173,718		96,031		91,745
Derivative financial instruments		238,345		340,487		324,252
Debt securities in issue		73,314		75,932		69,150
Subordinated liabilities		23,826		23,383		21,467
Accruals, deferred income and other liabilities		8,565		8,871		10,610
Provisions		3,543		4,134		4,142
Current tax liabilities		586		737		903
Deferred tax liabilities		44		29		122
Retirement benefit liabilities		312		390		423
Liabilities included in disposal groups classified as held for sale		0	[1]	65,292		5,997
Other liabilities	[2]			75,066
Total liabilities		1,067,232		1,141,761		1,054,148
Equity [abstract]
Called up share capital and share premium		22,045		21,842		21,586
Other equity instruments		8,941		6,449		5,305
Other reserves		5,383		6,051		1,898
Retained earnings		27,536		30,531		31,021
Total equity excluding non-controlling interests		63,905		64,873		59,810
Non-controlling interests		2,111		6,492		6,054
Total equity		66,016		71,365		65,864
Total liabilities and equity		1,133,248		1,213,126		1,120,012
Parent [member]
Assets [abstract]
Derivative financial instruments		161		268
Investments in subsidiaries		39,354		36,553
Financial investments		4,782		1,218
Loans and advances to subsidiaries		23,970		19,421
Other assets		202		105
Total Assets		68,469		57,565
Liabilities [abstract]
Deposits from banks		500		547
Debt securities in issue		22,110		16,893
Subordinated liabilities		6,501		3,789
Other liabilities		153		14
Total liabilities		29,264		21,243
Equity [abstract]
Other equity instruments		8,943		6,453
Other reserves		480		420
Retained earnings		7,737		7,607
Total equity		39,205		36,322		35,152
Total liabilities and equity		68,469		57,565
Called up share capital		4,265		4,241
Share premium account		17,780		17,601
Barclays Bank PLC [member]
Assets [abstract]
Cash and balances at central banks		171,036		102,328		49,711
Items in course of collection from other banks		2,153		1,467		1,011
Trading portfolio assets		113,755		80,255		77,398
Financial assets designated at fair value		116,282		78,608		76,830
Derivative financial instruments		237,987		346,820		327,870
Financial investments		58,963		63,365		90,304
Loans and advances to banks		36,209		43,634		41,829
Loans and advances to customers		365,553		392,783		399,217
Reverse repurchase agreements and other similar secured lending		12,546		13,454		28,187
Prepayments, accrued income and other assets		1,850		4,011		3,027
Investments in associates and joint ventures		718		684		573
Property, plant and equipment		1,519		2,466		3,468
Goodwill and intangible assets		4,885		7,348		8,222
Current tax assets		376		501		385
Deferred tax assets		3,352		4,763		4,495
Retirement benefit assets		966		14		836
Assets included in disposal groups classified as held for sale		1,193		71,454		7,364
Total Assets		1,129,343		1,213,955		1,120,727
Liabilities [abstract]
Deposits from banks		37,906		48,214		47,080
Items in the course of collection due to other banks		446		636		1,013
Customer accounts		429,426		424,703		418,307
Repurchase agreements and other similar secured borrowing		40,338		19,760		25,035
Trading portfolio liabilities		37,352		34,687		33,967
Financial liabilities designated at fair value		173,718		96,032		91,745
Derivative financial instruments		238,345		340,487		324,252
Debt securities in issue		69,386		75,369		69,150
Subordinated liabilities		24,193		23,871		21,955
Accruals, deferred income and other liabilities		8,416		8,951		10,612
Provisions		3,302		3,909		4,142
Current tax liabilities		494		708		930
Deferred tax liabilities		0		4		100
Retirement benefit liabilities		287		377		423
Liabilities included in disposal groups classified as held for sale		0		65,292		5,997
Total liabilities		1,063,609		1,143,000		1,054,708
Equity [abstract]
Called up share capital and share premium		14,453		14,462		14,472
Other equity instruments		8,982		6,486		5,350
Other reserves		3,808		4,295		933
Retained earnings		38,490		42,190		43,350
Total equity excluding non-controlling interests		65,733		67,433		64,105
Non-controlling interests		1		3,522		1,914
Total equity		65,734		70,955		66,019
Total liabilities and equity		£ 1,129,343		£ 1,213,955		£ 1,120,727

[1]	Disposal groups held for sale and measured at fair value less cost to sell are included in the fair value table.
[2]

As at 31 December 2017, other assets includes balances of £1,193m (2016: £71,454m) and other liabilities includes balances of £ nil m (2016: £65,292m) relating to amounts held for sale. Please refer to Note 4 3 for details.

[3]	Africa Banking assets held for sale were reported in Head Office for 2016.
[4]	Africa Banking assets held for sale were reported in Head Office for 2015.